Cost of Sales	6 Months Ended
Dec. 31, 2025
Cost of Sales [Abstract]
Cost of Sales

13. Cost of Sales

	Six Months Ended December 31, (Unaudited))
	2025	2024
	AUD$	AUD$
Cost of finished goods	$5,453,311	$4,337,709
Cost of material	12,134,739	11,229,280
Direct labor	882,157	1,147,406
Freight and storage	1,643,334	1,470,317
Depreciation	170,972	167,646
Occupancy costs	381,856	297,387
Repairs and maintenance	126,500	48,597
Total cost of sales	$20,792,870	$18,698,342